UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q/A
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21619
Nuveen Equity Premium Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Equity Premium Income Fund (JPZ)
September 30, 2007

Shares	Description				Value

	Common Stocks – 99.3%

	Aerospace & Defense – 3.1%

71,400	Boeing Company				$7,496,286
100,000	Honeywell International Inc.				5,947,000
32,000	Raytheon Company				2,042,240
89,400	United Technologies Corporation				7,194,912

	Total Aerospace & Defense				22,680,438

	Air Freight & Logistics – 0.2%

16,859	United Parcel Service, Inc., Class B				1,266,111

	Airlines – 0.2%

22,200	AMR Corporation-DEL, (1)				494,838
14,800	Continental Airlines, inc., (1)				488,844

	Total Airlines				983,682

	Auto Components – 0.2%

21,200	American Axle and Manufacturing Holdings Inc.				535,300
30,487	Cooper Tire & Rubber				743,883
666	WABCO Holdings Inc.				31,136

	Total Auto Components				1,310,319

	Automobiles – 0.5%

204,000	Ford Motor Company, (1)				1,731,960
48,800	General Motors Corporation				1,790,960
4,000	Harley-Davidson, Inc.				184,840

	Total Automobiles				3,707,760

	Beverages – 1.3%

106,397	Coca-Cola Company				6,114,636
40,810	PepsiCo, Inc.				2,989,741

	Total Beverages				9,104,377

	Biotechnology – 0.0%

310	Genentech, Inc., (1)				24,186

	Building Products – 0.1%

25,567	Masco Corporation				592,387

	Capital Markets – 2.9%

46,000	Charles Schwab Corporation				993,600
19,900	Goldman Sachs Group, Inc.				4,313,126
10,500	Jefferies Group, Inc.				292,215
177,861	JPMorgan Chase & Co.				8,149,591
20,300	Legg Mason, Inc.				1,711,087
31,400	Merrill Lynch & Co., Inc.				2,238,192
23,500	Morgan Stanley				1,480,500
59,400	Waddell & Reed Financial, Inc., Class A				1,605,582

	Total Capital Markets				20,783,893

	Chemicals – 2.7%

51,511	Dow Chemical Company				2,218,064
148,600	E.I. Du Pont de Nemours and Company				7,364,616
40,400	Eastman Chemical Company				2,695,892
42,998	Lubrizol Corporation				2,797,450
36,100	Lyondell Chemical Company				1,673,235
19,000	NL Industries Inc.				215,270
53,293	Olin Corporation				1,192,697
63,622	RPM International, Inc.				1,523,747

	Total Chemicals				19,680,971

	Commercial Banks – 7.1%

383,779	Bank of America Corporation				19,292,569
18,300	Comerica Incorporated				938,424
3,000	Federated Investors Inc.				119,100
52,600	HSBC Holdings PLC, Sponsored ADR				4,870,760
145,300	Lloyds TSB Group PLC, Sponsored ADR				6,460,038
38,700	TrustCo Bank Corporation NY				422,991
175,300	U.S. Bancorp				5,702,509
112,400	Wachovia Corporation				5,636,860
34,100	Washington Mutual, Inc.				1,204,071
190,800	Wells Fargo & Company				6,796,296

	Total Commercial Banks				51,443,618

	Commercial Services & Supplies – 1.1%

3,800	Avery Dennison Corporation				216,676
90,303	Deluxe Corporation				3,326,763
3,200	Manpower Inc.				205,920
23,000	Pitney Bowes Inc.				1,044,660
5,800	Priceline.com Incorporated, (1)				514,750
8,500	R.R. Donnelley & Sons Company				310,760
65,671	Waste Management, Inc.				2,478,424

	Total Commercial Services & Supplies				8,097,953

	Communications Equipment – 2.6%

17,600	ADTRAN, Inc.				405,328
30,600	Avaya Inc., (1)				518,976
8,828	Ciena Corporation, (1)				336,170
275,350	Cisco Systems, Inc., (1)				9,116,839
56,100	Corning Incorporated				1,382,865
11,875	JDS Uniphase Corporation, (1)				177,650
149,100	Motorola, Inc.				2,762,823
92,889	QUALCOMM Inc.				3,925,489

	Total Communications Equipment				18,626,140

	Computers & Peripherals – 4.0%

51,646	Apple, Inc., (1)				7,929,727
102,593	Dell Inc., (1)				2,831,567
93,700	EMC Corporation, (1)				1,948,960
129,100	Hewlett-Packard Company				6,427,889
70,044	International Business Machines Corporation (IBM)				8,251,183
10,457	McAfee Inc., (1)				364,636
133,600	Sun Microsystems Inc., (1)				749,496

	Total Computers & Peripherals				28,503,458

	Consumer Finance – 0.0%

11,750	Discover Financial Services				244,400

	Containers & Packaging – 0.6%

9,900	Chesapeake Corporation				83,754
65,700	Packaging Corp. of America				1,909,899
87,489	Sonoco Products Company				2,640,418

	Total Containers & Packaging				4,634,071

	Diversified Consumer Services – 0.0%

1,700	ITT Educational Services, Inc., (1)				206,873

	Diversified Financial Services – 4.2%

16,900	A. G. Edwards, Inc.				1,415,375
91,104	Capitalsource Inc.				1,843,945
438,000	Citigroup Inc.				20,441,459
8,700	CME Group, Inc.				5,109,945
22,000	Federal Home Loan Mortgage Corporation				1,298,220
2,500	Moody’s Corporation				126,000

	Total Diversified Financial Services				30,234,944

	Diversified Telecommunication Services – 4.5%

582,077	AT&T Inc.				24,627,677
220,900	Citizens Communications Company				3,163,288
107,100	Verizon Communications Inc.				4,742,388

	Total Diversified Telecommunication Services				32,533,353

	Electric Utilities – 1.5%

27,000	Ameren Corporation				1,417,500
33,900	Consolidated Edison, Inc.				1,569,570
25,949	Great Plains Energy Incorporated				747,591
60,600	OGE Energy Corp.				2,005,860
80,800	Pepco Holdings, Inc.				2,188,064
33,400	Progress Energy, Inc.				1,564,790
27,000	Southern Company				979,560

	Total Electric Utilities				10,472,935

	Electrical Equipment – 1.0%

122,400	Emerson Electric Co.				6,514,128
400	Hubbell Incorporated, Class B				22,848
14,000	Rockwell Automation, Inc.				973,140

	Total Electrical Equipment				7,510,116

	Electronic Equipment & Instruments – 0.0%

6,500	Cogent Inc., (1)				101,920

	Energy Equipment & Services – 2.9%

21,300	Diamond Offshore Drilling, Inc.				2,413,077
24,668	ENSCO International Incorporated				1,383,875
111,600	Halliburton Company				4,285,440
11,600	Patterson-UTI Energy, Inc.				261,812
79,200	Schlumberger Limited				8,316,000
17,600	Smith International, Inc.				1,256,640
46,500	Tidewater Inc.				2,922,060

	Total Energy Equipment & Services				20,838,904

	Food & Staples Retailing – 0.7%

36,406	CVS Caremark Corporation				1,442,770
200	Longs Drug Stores Corporation				9,934
38,696	SUPERVALU INC				1,509,531
53,325	Wal-Mart Stores, Inc.				2,327,636
1,810	Whole Foods Market, Inc.				88,618

	Total Food & Staples Retailing				5,378,489

	Food Products – 1.0%

173,705	Kraft Foods Inc.				5,994,560
57,000	Sara Lee Corporation				951,330

	Total Food Products				6,945,890

	Gas Utilities – 0.9%

28,200	AGL Resources Inc.				1,117,284
62,601	Atmos Energy Corporation				1,772,860
81,800	Nicor Inc.				3,509,220

	Total Gas Utilities				6,399,364

	Health Care Equipment & Supplies – 0.4%

36,000	Baxter International Inc.				2,026,080
10,375	Medtronic, Inc.				585,254

	Total Health Care Equipment & Supplies				2,611,334

	Health Care Providers & Services – 1.6%

26,939	Brookdale Senior Living Inc.				1,072,442
15,450	Coventry Health Care, Inc., (1)				961,145
161,987	Kindred Healthcare Inc., (1)				2,901,187
6,700	Mentor Corporation				308,535
2,100	Omnicare, Inc.				69,573
88,646	UnitedHealth Group Incorporated				4,293,126
27,330	Wellpoint Inc., (1)				2,156,884

	Total Health Care Providers & Services				11,762,892

	Hotels, Restaurants & Leisure – 1.1%

17,000	Carnival Corporation				823,310
13,566	Harrah’s Entertainment, Inc.				1,179,292
22,661	International Game Technology				976,689
86,900	McDonald’s Corporation				4,733,443

	Total Hotels, Restaurants & Leisure				7,712,734

	Household Durables – 1.6%

4,100	Black & Decker Corporation				341,530
22,017	D.R. Horton, Inc.				282,038
1,300	KB Home				32,578
107,400	Newell Rubbermaid Inc.				3,095,268
12,400	Snap-on Incorporated				614,296
25,600	Stanley Works				1,436,928
106,700	Tupperware Corporation				3,359,983
29,936	Whirlpool Corporation				2,667,298

	Total Household Durables				11,829,919

	Household Products – 2.6%

53,200	Colgate-Palmolive Company				3,794,224
22,000	Kimberly-Clark Corporation				1,545,720
193,080	Procter & Gamble Company				13,581,247

	Total Household Products				18,921,191

	Industrial Conglomerates – 4.2%

2,000	American Standard Companies Inc.				71,240
657,430	General Electric Company				27,217,601
52,800	Genuine Parts Company				2,640,000

	Total Industrial Conglomerates				29,928,841

	Insurance – 3.8%

36,800	Allstate Corporation				2,104,592
111,000	American International Group, Inc.				7,509,150
24,405	Arthur J. Gallagher & Co.				707,013
209,268	Fidelity National Title Group Inc., Class A				3,658,005
12,500	Hartford Financial Services Group, Inc.				1,156,875
80,446	Lincoln National Corporation				5,307,023
72,500	Marsh & McLennan Companies, Inc.				1,848,750
1,100	Mercury General Corporation				59,323
46,000	Travelers Companies, Inc.				2,315,640
52,700	Unitrin, Inc.				2,613,393

	Total Insurance				27,279,764

	Internet & Catalog Retail – 0.4%

24,004	Amazon.com, Inc., (1)				2,235,973
17,488	IAC/InterActiveCorp., (1)				518,869

	Total Internet & Catalog Retail				2,754,842

	Internet Software & Services – 1.8%

63,687	eBay Inc., (1)				2,485,067
6,320	F5 Networks, Inc., (1)				235,041
11,546	Google Inc., Class A, (1)				6,549,699
7,100	Openwave Systems Inc.				31,098
159,665	United Online, Inc.				2,396,572
38,910	Yahoo! Inc., (1)				1,044,344

	Total Internet Software & Services				12,741,821

	IT Services – 0.7%

65,710	Automatic Data Processing, Inc.				3,018,060
2,050	FactSet Research Systems Inc.				140,528
6,395	Fidelity National Information Services				283,746
35,800	Paychex, Inc.				1,467,800
34,100	Standard Register Company				433,411

	Total IT Services				5,343,545

	Leisure Equipment & Products – 0.1%

2,138	Brunswick Corporation				48,875
17,155	Eastman Kodak Company				459,068
7,900	Polaris Industries Inc.				344,598

	Total Leisure Equipment & Products				852,541

	Machinery – 2.3%

30,891	Briggs & Stratton Corporation				777,835
75,600	Caterpillar Inc.				5,929,308
2,400	Cummins Inc.				306,936
9,200	Deere & Company				1,365,464
13,600	Graco Inc.				531,896
16,555	Ingersoll Rand Company Limited, Class A				901,751
400	Joy Global Inc.				20,344
6,500	Parker Hannifin Corporation				726,895
57,966	SPX Corporation				5,365,333
12,000	Timken Company				445,800

	Total Machinery				16,371,562

	Media – 1.7%

45,213	CBS Corporation, Class B				1,424,210
2,780	Citadel Broadcasting Corporation				11,565
67,800	Clear Channel Communications, Inc.				2,538,432
15,000	Dow Jones & Company, Inc.				895,500
5,355	Idearc Inc.				168,522
39,613	New York Times, Class A				782,753
26,000	Omnicom Group Inc.				1,250,340
183,600	Regal Entertainment Group, Class A				4,030,020
5,800	ValueClick, Inc., (1)				130,268
36,200	Walt Disney Company				1,244,918
6,200	XM Satellite Radio Holdings Inc., Class A, (1)				87,854

	Total Media				12,564,382

	Metals & Mining – 1.6%

16,400	Alcoa Inc.				641,568
28,800	CONSOL Energy Inc.				1,342,080
32,000	Nucor Corporation				1,903,040
63,400	Southern Copper Corporation				7,850,822

	Total Metals & Mining				11,737,510

	Multiline Retail – 1.1%

13,000	Family Dollar Stores, Inc.				345,280
38,002	Federated Department Stores, Inc.				1,228,225
55,400	Nordstrom, Inc.				2,597,706
8,060	Sears Holding Corporation, (1)				1,025,232
40,800	Target Corporation				2,593,656

	Total Multiline Retail				7,790,099

	Multi-Utilities – 1.8%

125,900	Duke Energy Corporation				2,353,071
82,456	Integrys Energy Group, Inc.				4,224,221
28,500	National Fuel Gas Company				1,334,085
49,100	ONEOK, Inc.				2,327,340
32,100	Public Service Enterprise Group Incorporated				2,824,479

	Total Multi-Utilities				13,063,196

	Oil, Gas & Consumable Fuels – 8.7%

1,100	BP Amoco PLC				76,285
167,900	Chevron Corporation				15,712,082
63,649	ConocoPhillips				5,586,473
422,200	Exxon Mobil Corporation				39,078,829
34,940	Tesoro Petroleum Corporation				1,607,939
9,900	Valero Energy Corporation				665,082

	Total Oil, Gas & Consumable Fuels				62,726,690

	Paper & Forest Products – 0.5%

12,070	Bowater Incorporated				180,084
47,000	Weyerhaeuser Company				3,398,100

	Total Paper & Forest Products				3,578,184

	Pharmaceuticals – 7.6%

111,700	Abbott Laboratories				5,989,354
246,638	Bristol-Myers Squibb Company				7,108,107
13,040	CV Therapeutics Inc., (1)				117,099
63,000	Eli Lilly and Company				3,586,590
11,471	GlaxoSmithKline PLC, ADR				610,257
164,856	Johnson & Johnson				10,831,039
234,802	Merck & Co. Inc.				12,136,915
426,857	Pfizer Inc.				10,428,117
22,700	Schering-Plough Corporation				718,001
69,200	Wyeth				3,082,860

	Total Pharmaceuticals				54,608,339

	Real Estate – 1.2%

9,500	American Financial Realty Trust				76,475
39,900	First Industrial Realty Trust, Inc.				1,550,913
21,000	Health Care REIT, Inc.				929,040
58,500	Healthcare Realty Trust, Inc.				1,559,610
117,900	HRPT Properties Trust				1,166,031
22,300	Lexington Corporate Properties Trust				446,223
5,700	Liberty Property Trust				229,197
42,800	Nationwide Health Properties, Inc.				1,289,564
7,682	Newcastle Investment Corporation				135,357
27,000	Senior Housing Properties Trust				595,620
61,650	U-Store-It Trust				813,780

	Total Real Estate				8,791,810

	Road & Rail – 0.3%

17,069	Burlington Northern Santa Fe Corporation				1,385,491
13,563	Norfolk Southern Corporation				704,055

	Total Road & Rail				2,089,546

	Semiconductors & Equipment – 2.5%

11,500	Advanced Micro Devices, Inc., (1)				151,800
26,500	Analog Devices, Inc.				958,240
105,600	Applied Materials, Inc.				2,185,920
45,300	Broadcom Corporation, Class A, (1)				1,650,732
193,691	Intel Corporation				5,008,849
10,600	Intersil Holding Corporation, Class A				354,358
6,800	Lam Research Corporation, (1)				362,168
39,700	Microchip Technology Incorporated				1,441,904
24,800	National Semiconductor Corporation				672,576
31,200	NVIDIA Corporation, (1)				1,130,688
115,500	Texas Instruments Incorporated				4,226,145

	Total Semiconductors & Equipment				18,143,380

	Software – 3.5%

43,822	Adobe Systems Incorporated, (1)				1,913,269
4,580	Akamai Technologies, Inc., (1)				131,583
11,610	Autodesk, Inc., (1)				580,152
34,800	BEA Systems, Inc., (1)				482,676
16,333	Cognizant Technology Solutions Corporation, Class A, (1)				1,302,883
450,462	Microsoft Corporation				13,270,611
16,433	NAVTEQ Corporation, (1)				1,281,281
251,668	Oracle Corporation, (1)				5,448,612
6,100	Red Hat, Inc., (1)				121,207
10,500	Salesforce.com, Inc., (1)				538,860
4,414	VeriSign, Inc., (1)				148,928

	Total Software				25,220,062

	Specialty Retail – 1.9%

27,715	Abercrombie & Fitch Co., Class A				2,236,601
47,700	American Eagle Outfitters, Inc.				1,254,987
52,650	Best Buy Co., Inc.				2,422,953
24,200	Chico’s FAS, Inc., (1)				340,010
9,100	Christopher & Banks Corporation				110,292
86,896	Home Depot, Inc.				2,818,906
53,597	Limited Brands, Inc.				1,226,835
55,300	Lowe’s Companies, Inc.				1,549,506
5,212	RadioShack Corporation				107,680
500	Sherwin-Williams Company				32,855
5,000	Tiffany & Co.				261,750
19,700	TJX Companies, Inc.				572,679
83,469	Tuesday Morning Corporation				750,386

	Total Specialty Retail				13,685,440

	Textiles, Apparel & Luxury Goods – 0.3%

27,238	VF Corporation				2,199,469

	Thrifts & Mortgage Finance – 0.2%

60,800	New York Community Bancorp, Inc.				1,158,240

	Tobacco – 2.5%

217,733	Altria Group, Inc.				15,138,975
32,200	Reynolds American Inc.				2,047,598
36,145	Vector Group Ltd.				810,014

	Total Tobacco				17,996,587

	Total Common Stocks (cost $516,056,421)				715,770,472

Principal
Amount (000)	Description	Coupon	Maturity		Value

	Short-Term Investments – 5.7%

$41,161	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/07, repurchase price $41,174,198 collateralized by $33,290,000 U.S. Treasury Bonds, 7.250%, due 8/15/22, value $41,987,013	3.750%	10/01/07		$41,161,335

	Total Short-Term Investments (cost $41,161,335)				41,161,335

		Notional	Expiration	Strike
Contracts	Type	Amount (2)	Date	Price	Value

	Put Options – 0.4%

732	S&P 500 Index	$98,820,000	10/20/07	$1,350	$80,520
684	S&P 500 Index	94,050,000	10/20/07	1,375	108,072
672	S&P 500 Index	89,040,000	11/17/07	1,325	265,440
608	S&P 500 Index	82,080,000	11/17/07	1,350	316,160
673	S&P 500 Index	92,537,500	11/17/07	1,375	457,640
619	S&P 500 Index	83,565,000	12/22/07	1,350	668,520
664	S&P 500 Index	91,300,000	12/22/07	1,375	879,800

4,652	Total Put Options (cost $10,621,520)	631,392,500			2,776,152

	Total Investments (cost $567,839,276) – 105.4%				759,707,959

		Notional	Expiration	Strike
Contracts	Type	Amount (2)	Date	Price	Value

	Call Options – (3.7)% (3)
(567)	S&P 500 Index	$(82,215,000)	10/20/07	$1,450	$(4,856,355)
(896)	S&P 500 Index	(132,160,000)	10/20/07	1,475	(5,712,000)
(603)	S&P 500 Index	(90,450,000)	10/20/07	1,500	(2,626,065)
(564)	S&P 500 Index	(86,010,000)	10/20/07	1,525	(1,469,220)
(570)	S&P 500 Index	(84,075,000)	11/17/07	1,475	(4,426,050)
(872)	S&P 500 Index	(130,800,000)	11/17/07	1,500	(5,131,720)
(580)	S&P 500 Index	(88,450,000)	11/17/07	1,525	(2,433,100)

(4,652)	Total Call Options Written (premiums received $23,439,517)	(694,160,000)			(26,654,510)

	Other Assets Less Liabilities – (1.7)%				(12,523,199)

	Net Assets – 100%				$720,530,250

(1)	Non-income producing.

(2)	For disclosure purposes, Notional Amount is calculated by multiplying the number of Contracts by the Strike Price by 100.

(3)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.

ADR	American Depositary Receipt.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of unrealized gain or loss for tax (mark-to-market) on index option contracts, recognition of income on REIT investments and timing differences in recognizing certain gains and losses on investment transactions.
At September 30, 2007, the cost of investments was $567,839,305.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2007, were as follows:

Gross unrealized:
Appreciation	$207,176,285
Depreciation	(15,307,631)

Net unrealized appreciation (depreciation) of investments	$191,868,654

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)  Nuveen Equity Premium Income Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2007

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2007

*	Print the name and title of each signing officer under his or her signature.